13. Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2020 USD ($)
Income Tax Disclosure [Abstract]
Operating loss carryforward	$ 23,900,000
Operating loss carryforward expiration date	Dec. 31, 2037
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration	$ 15,200,000
Deferred Tax Assets Operating Loss Carryforwards Not Subject To Expiration	$ 8,700,000